INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Nov. 30, 2019
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS AND GOODWILL [Text Block]

5.  INTANGIBLE ASSETS AND GOODWILL

The Company's intangible assets are composed of the assets acquired from the business acquisition of Plymouth Rock USA (Note 13). The Company is in the process of developing and commercializing the following intangible assets: (1) A Millimeter Remote Imaging from Airborne Drone ("Drone X1 System"); (2) A compact microwave radar system for scanning shoe's ("Shoe-Scanner"); and (3) Wi-Fi radar techniques for threat detection screening in Wi-Fi enabled zones in buildings and places, such as airports, shopping malls, schools and sports venues ("Wi-Ti"). These assets can remotely detect, locate and identify the presence of threats.

	Drone X1 System	Shoe-Scanner	Wi-Ti	Total
	$	$	$	$
Cost:
Balance at November 30, 2017	-	-	-	-
Additions	868,547	-	372,234	1,240,781
Balance at November 30, 2018	868,547	-	372,234	1,240,781

Additions	-	30,000	-	30,000
Impairment	(900,260)	(29,592)	(385,826)	(1,315,678)
Foreign currency translation adjustment	31,713	(408)	13,592	44,897
Balance at November 30, 2019	-	-	-	-

For impairment testing purpose, the Company identified that each intangible asset is a separate cash-generating unit ("CGU'). Management was unable to project cash flows that can be generated from each of the CGUs, and consequently a full impairment loss has been recognized. As of November 30, 2019, the intangible assets acquired from the business acquisition were determined to be fully impaired, and an impairment loss of $1,315,678 was charged for the 2019 year.For the purpose of impairment testing, goodwill has been allocated to the CGUs, and the entire goodwill balance has been impaired as management was unable to project cash flows that can be generated from each of the CGUs.During the year ended November 30, 2019, the development costs of $399,720 are expensed as management was unable to demonstrate the future economic benefits to be generated from the utilization of the assets.